Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	$ 125.2		$ 152.1
Additions	0.4
Interest Additions		$ 9.1	0.6
Cash settlements	(50.8)	(5.0)	(15.7)
Reversals	(53.0)
Market value	(1.1)	(9.7)	4.2
Guarantee amortization	(2.0)	(9.5)	(0.9)
Liabilities held for sale		140.3	(140.3)
Ending balance	18.7	125.2
Financial guarantee [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	4.4		11.6
Interest Additions		3.2
Reversals	(2.4)
Guarantee amortization	(2.0)	(9.5)	(0.9)
Liabilities held for sale		10.7	(10.7)
Ending balance	0.0	4.4
Financial guarantee of residual value [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	86.2		125.4
Reversals	(50.6)
Reclassifications	(34.3)	(33.7)
Market value	(1.3)	(9.7)	4.2
Liabilities held for sale		129.6	(129.6)
Ending balance	0.0	86.2
Accounts payable [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	33.7		15.1
Interest Additions			0.6
Cash settlements	(49.5)		$ (15.7)
Reclassifications	34.3	33.7
Market value	0.2
Ending balance	18.7	33.7
Additional provision [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	0.9
Additions	0.4
Interest Additions		5.9
Cash settlements	(1.3)	(5.0)
Ending balance	$ 0.0	$ 0.9